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                                    UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                     FORM 10-D

                                 ASSET-BACKED ISSUER
                 DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                          THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from August 26, 2006 to September 25, 2006

                       Commission File Number of issuing entity:
                            000-20787-07, 333-130508-01

                     AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
              (Exact name of issuing entity as specified in its charter)

Commission File Number     Commission File Number       Commission File Number
    of Depositor:              of Depositor:                of Depositor:
------------------------   -----------------------   ---------------------------
    000-21424-04,               333-113579-02,             333-113579-01,
    333-130508-03                 333-130508               333-130508-02

    American Express          American Express             American Express
 Receivables Financing      Receivables Financing        Receivables Financing
    Corporation II           Corporation III LLC          Corporation IV LLC
------------------------   ------------------------   --------------------------
(Exact name of depositor   (Exact name of depositor   (Exact name of depositor
    as specified                as specified                as specified
   in its charter)            in its charter)              in its charter)

      13-3854638                 20-0942395                   20-0942445
 ---------------------      ---------------------        ---------------------
   (I.R.S. Employer           (I.R.S. Employer             (I.R.S. Employer
 Identification Number      Identification Number        Identification Number
    of depositor)              of depositor)                of depositor)

                    American Express                 American Express
                     Centurion Bank                     Bank, FSB
               -------------------------         --------------------------
               (Exact name of sponsor as         (Exact name of sponsor as
                specified in its charter)         specified in its charter)

         Delaware                                       Not Applicable
--------------------------------                   ------------------------
 State or other jurisdiction of                        (I.R.S. Employer
incorporation or organization of                    Identification Number of
    the issuing entity                                 the issuing entity

     c/o The Bank of New York
   101 Barclay Street, New York                             10286
-----------------------------------                       ----------
(Address of the principal executive                       (Zip Code)
  offices of the issuing entity)

                          --------------------------------------
                         (Telephone number, including area code)

                                    Not Applicable
               ---------------------------------------------------------
               (Former name, former address, if changed since last report)

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Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No


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PART I - DISTRIUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

         Exhibit No.    Description
         -----------    -----------

         99 Monthly Servicer's Certificate for the Monthly Period ending September 25, 2006 and the related payment dates.


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                                      SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:  October 16, 2006

                                       American Express Receivables Financing
                                       Corporation II,
                                       Depositor

                                       By:    /s/ Maureen Ryan
                                              -------------------------------
                                       Name:  Maureen Ryan
                                       Title: President




                                       American Express Receivables Financing
                                       Corporation III LLC,
                                       Depositor

                                       By:    /s/ Andrea J. Moss
                                              -------------------------------
                                       Name:  Andrea J. Moss
                                       Title: President




                                       American Express Receivables Financing
                                       Corporation IV LLC,
                                       Depositor

                                       By:    /s/ Daniel L. Follett
                                              -------------------------------
                                       Name:  Daniel L. Follett
                                       Title: President